Dividends	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Dividends	Dividends
During the six-month period ended June 30, 2020 the Company declared and paid 2 consecutive dividends of $0.50 per share for each of the Series C Preferred Shares, totaling $2,299, and Series D Preferred Shares, totaling $3,198.

During the six-month period ended June 30, 2020, the Company's subsidiary Pinewood declared 2 and paid 3 consecutive dividends in an aggregate amount of $3,784.96 per share for each of Series A Preferred Shares, totaling $379.